OFF-BALANCE SHEET ARRANGEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
OFF-BALANCE SHEET ARRANGEMENTS	NOTE 11 – OFF-BALANCE SHEET ARRANGEMENTS We have no off-balance sheet arrangements affecting our liquidity, capital resources, market risk support, credit risk support, or other benefits.	NOTE 11 – OFF-BALANCE SHEET ARRANGEMENTS We have no off-balance sheet arrangements affecting our liquidity, capital resources, market risk support, credit risk support, or other benefits.